CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
REVENUE
Sales	$ 29,816	$ 72,855
EXPENSES
Depreciation and amortisation	613,714	539,693
Bad debts	0	134,482
Consulting fees	629,655	1,036,268
Directors fees	173,125	140,625
Insurance	396,657	358,415
Investor relations and promotion	199,131	307,921
Listing and filing fees	180,495	147,248
Office Expenses	142,822	182,039
Professional fees	1,380,611	1,904,672
Rent	359,651	362,371
Research and development	1,775,495	1,646,066
Salaries and benefits	3,819,843	3,598,241
Share-based compensation	1,786,453	3,203,407
Supplies and materials	331,080	853,336
Travel	137,833	213,540
Other expenses	504,680	416,289
Total expenses, by nature	12,431,245	15,044,613
Loss before other income (expenses)	(12,401,429)	(14,971,758)
Interest income	405,483	510,257
Interest expense	(107,373)	(120,624)
Loss on disposal of equipment	(156,531)	(9,624)
Other income (expense)	37,863	(2,015)
Income tax credit received	99,784	0
Government grants	418,213	179,498
Total other income	697,439	557,492
Net loss and comprehensive loss for the year	$ (11,703,990)	$ (14,414,266)
Basic and diluted net loss per share
Basic net loss per share	$ (0.12)	$ (0.14)
Diluted net loss per share	$ (0.12)	$ (0.14)